SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands									1 Months Ended	6 Months Ended
	Aug. 26, 2025 shares	Aug. 01, 2025 USD ($)	Jul. 03, 2025 USD ($) shares	Jun. 17, 2025 shares	Mar. 17, 2025 shares	Feb. 24, 2025 shares	Feb. 21, 2025	Apr. 11, 2024 USD ($)	Aug. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Aug. 25, 2025 shares	Aug. 07, 2025 $ / shares shares	Aug. 06, 2025 shares	Jul. 30, 2025	Jul. 04, 2025 shares	Jun. 16, 2025 shares	May 09, 2025	Mar. 16, 2025 shares	Feb. 23, 2025 shares	Dec. 28, 2024
IfrsStatementLineItems [Line Items]
Gross proceeds | $								$ 14,723		$ 4,219
Conversion of debt							the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units.
Interest rate																				155.93%
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized			829,934
Ordinary shares	500,000		79,286									7.0
Scheduled instalment payment | $			$ 2,125
Gross proceeds | $			$ 2,656
Purchase price of description		The August RBW Purchase Price shall be paid as follows: $3,000 at the First Closing (August 4, 2025), $3,000 at the Second Closing before the First Form F-1, $2,500 at the Third Closing upon the Third Closing Triggering Event, and $2,500 at the Fourth Closing before the Second Form F-1.
Principal amount | $		$ 13,750
Original issue discount rate		2000000.00%
Conversion of debt		Stockholders can convert outstanding amounts into Ordinary Shares at a conversion price of the greater of $0.332 or 85% of the lowest volume-weighted average price during the preceding seven (7) trading days. Conversions are capped to ensure each Stockholder owns less than 4.99% of Ordinary Shares.
Interest rate																	20.00%
Interest accrued percent																	20.00%
Payment of cash fee on gross proceeds plus expenses percentage														8.00%
Issuance expense | $									$ 6,000
Bid price per share | $ / shares												$ 1.00
Number of shares outstanding												1,000,000	9,000,000
Stock option	100,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares												$ 0.00000000000041
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares												$ 0.000000000000287
Nonadjusting event [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $		$ 11,000
Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized				88,211	83,508	239										609,640		88,211	83,508
Incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Stock option				330,715	4,704	60,976
Incentive equity plan [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Stock option				190,714		18,641
Incentive equity plan [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	665,354		665,354								7,795,354				609,640
Incentive equity plan [member] | Nonadjusting event [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Stock option	5,630,000		50,714
Incentive equity plan [member] | Nonadjusting event [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Stock option	1,500,000		5,000